[LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RIT/ANNUAL 07/00

                                     [LOGO]

                                   ANNUAL REPORT

   RESERVE INSTITUTIONAL TRUST

     PRIMARY INSTITUTIONAL FUND
     U.S. GOVERNMENT INSTITUTIONAL FUND
     U.S. TREASURY INSTITUTIONAL FUND
      INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                    MAY 31, 2000

            RESERVE INSTITUTIONAL TRUST--PRIMARY INSTITUTIONAL FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

      Principal                                                                                    Value
       Amount              NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--77.0%                        (Note 1)
      ---------            ----------------------------------------------                        --------
                           DOMESTIC--18.1%
     $20,000,000           Harris Trust & Savings Bank, 6.59%, 7/3/00..................      $      20,000,000
      20,000,000           Southtrust Bank, NA, 6.58%, 7/10/00.........................             20,000,000
      20,000,000           U.S. Bank, NA, 6.27%, 6/5/00................................             20,000,000
      20,000,000           Wilmington Trust Co., 6.59%, 7/11/00........................             20,000,000
                                                                                             -----------------
                                                                                                    80,000,000
                                                                                             -----------------
                           YANKEE--58.9%
      20,000,000           Banque Nationale de Paris, 6.31%, 6/6/00....................             20,000,000
      20,000,000           Bayerische Hypo-und Vereinbank, AG, 6.15%, 6/19/00..........             20,000,000
      30,000,000           Canadian Imperial Bank of Commerce, 6.70%, 2/12/01..........             29,990,017
      25,000,000           Commerzbank, AG, 6.15%, 6/15/00.............................             25,000,000
      15,000,000           Den Danske Bank, 6.46%, 6/14/00.............................             15,000,000
      25,000,000           Deutsche Bank, AG, 6.75%, 8/23/00...........................             25,000,000
      25,000,000           Dexia Bank, 6.75%, 8/24/00..................................             25,000,000
      35,000,000           National Westminster Bank, PLC, 6.30%--6.55%,
                           6/5/00--11/22/00............................................             34,995,094
      25,000,000           Rabobank Nederland NV, 6.52%, 1/24/01.......................             24,993,828
      20,000,000           Societe Generale, 6.25%, 7/17/00............................             20,000,000
      20,000,000           Toronto Dominion Bank, 6.14%, 6/15/00.......................             20,000,000
                                                                                             -----------------
                                                                                                   259,978,939
                                                                                             -----------------
                           Total Negotiable Bank Certificates of Deposit (Cost
                           $339,978,939)...............................................            339,978,939
                                                                                             -----------------
                           EURO TIME DEPOSITS--9.1%
      20,000,000           Chase Manhattan Bank, 6.81%, 6/1/00.........................             20,000,000
      20,000,000           Bank One, NA, 6.81%, 6/1/00.................................             20,000,000
                                                                                             -----------------
                           Total Euro Time Deposits (Cost $40,000,000).................             40,000,000
                                                                                             -----------------
                           REPURCHASE AGREEMENTS--17.9%
                           Bear, Stearns & Co. Inc., 6.55%, 6/1/00, (collateralized by
                           FNMA 0% due 12/20/27 valued at $4,983,308, FGRA 0% due
                           2/15/24 to 5/15/29 valued at $60,275,057, GNMA 6.6875% to
                           7.50% due 9/16/27 to 4/15/30 valued at $16,657,243).........             79,000,000
      79,000,000
                                                                                             -----------------
                           Total Repurchase Agreements (Cost $79,000,000)..............             79,000,000
                                                                                             -----------------

                 Total Investments (Cost $458,978,939).......................         104.0%      458,978,939
                 Liabilities, Less Other Assets..............................          (4.0)      (17,758,103)
                                                                                   --------      ------------
                 Net Assets..................................................         100.0%     $441,220,836
                                                                                   ========      ============
                 Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest,
                 $.001 par value outstanding and equivalent to the Net Assets of each
                 Class:
                 305,591,348 shares Class A................................................             $1.00
                                                                                                 ============
                 9,212,885 shares Class B..................................................             $1.00
                                                                                                 ============
                 62,390,175 shares Treasurer's Trust.......................................             $1.00
                                                                                                 ============
                 64,026,428 shares Class C.................................................             $1.00
                                                                                                 ============

                       See notes to financial statements.

        RESERVE INSTITUTIONAL TRUST--U.S. GOVERNMENT INSTITUTIONAL FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

      Principal                                                                                   Value
       Amount              REPURCHASE AGREEMENTS--96.0%                                          (Note 1)
      ---------            ----------------------------                                          --------
                           Bear, Stearns & Co., Inc., 6.53%, 6/1/00 (collateralized by
                           GNMA, 5.50% to 8.50%, due from 12/15/07 to 2/15/30 valued at
                           $14,142,317, U.S. Treasury Bonds, 7.125% due 2/15/23 valued
                           at $627,603)................................................      $     14,000,000
     $14,000,000
                           Prudential Securities, Inc., 6.38%, 6/1/00 (collateralized by GNMA, 6.375% to 7.125%, due 4/24/20 to 11/27/20 valued at
                           $12,360,000)................................................            12,000,000
      12,000,000
                                                                                             ----------------

                 Total Investments (Cost $26,000,000)........................          96.0%      26,000,000
                 Other Assets, Less Liabilities..............................           4.0        1,067,840
                                                                                   --------      -----------
                 Net Assets..................................................         100.0%     $27,067,840
                                                                                   ========      ===========
                 Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest,
                 $.001 par value outstanding and equivalent to the Net Assets of each
                 Class:
                 11,517,211 shares Class A.................................................            $1.00
                                                                                                 ===========
                 6,837,280 shares Class B..................................................            $1.00
                                                                                                 ===========
                 8,713,349 shares Treasurer's Trust........................................            $1.00
                                                                                                 ===========

                       See notes to financial statements.

         RESERVE INSTITUTIONAL TRUST--U.S. TREASURY INSTITUTIONAL FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

      Principal                                                                                   Value
       Amount              U.S. TREASURY BILLS--99.2%                                            (Note 1)
      ---------            --------------------------                                            --------
                           5.39% 6/1/00................................................      $      1,000,000
     $1,000,000
                           5.67%, 6/8/00...............................................               998,898
      1,000,000
                           5.48%, 6/15/00..............................................               997,869
      1,000,000
                           5.40%--5.50%, 6/22/00.......................................               996,822
      1,000,000
                           5.56%, 6/29/00..............................................               995,676
      1,000,000
                           5.60%--5.63%, 7/6/00........................................             1,491,809
      1,500,000
                           5.25%--5.56%, 7/13/00.......................................             1,987,387
      2,000,000
                           5.54%, 7/20/00..............................................             1,488,689
      1,500,000
                           5.71%, 8/17/00..............................................             1,975,574
      2,000,000
                           5.83%, 8/24/00..............................................             1,972,817
      2,000,000
                           5.84%, 9/7/00...............................................             1,476,174
      1,500,000
                           5.83%, 9/14/00..............................................             1,474,494
      1,500,000
                           6.03%--6.12%, 11/2/00.......................................               974,013
      1,000,000
                           6.09%--6.11%, 11/9/00.......................................             1,945,461
      2,000,000
                                                                                             ----------------

                Total Investments (Cost $19,775,683)........................          99.2%      19,775,683
                Other Assets, Less Liabilities..............................           0.8          158,740
                                                                                  --------      -----------
                Net Assets..................................................         100.0%     $19,934,423
                                                                                  ========      ===========
                Net asset value, offering and redemption price per share based on
                19,934,423 shares of beneficial interest,
                $.001 par value outstanding...............................................            $1.00
                                                                                                ===========

                       See notes to financial statements.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

      Principal                                                                                   Value
       Amount              TAX-EXEMPT OBLIGATIONS--103.6%                                        (Note 1)
      ---------            ------------------------------                                        --------
                           ARIZONA--8.2%
     $2,100,000            Apache County IDA for Tucson Electric Power Company, 4.10%,
                           12/1/20 (a).................................................      $      2,100,000
      1,100,000            Arizona HFAR, 3.95%, 10/1/15 (a)............................             1,100,000
      1,000,000            Maricopa County School District 97, 6.80%, 7/1/00 (b).......             1,002,194
        600,000            Pima County GO, 4.75%, 7/1/00 (b)...........................               600,453
        500,000            Pima County IDA PCR for Tucson Electric Project, 4.10%,
                           10/1/22 (a).................................................               500,000
                                                                                             ----------------
                                                                                                    5,302,647
                                                                                             ----------------
                           COLORADO--2.3%
        500,000            Arapahoe School District #5 for Cherry Creek, TAN, 4.25%,
                           6/30/00.....................................................               500,205
      1,000,000            Denver Airport, Series B, 4.30%, 12/1/20 (a)................             1,000,000
                                                                                             ----------------
                                                                                                    1,500,205
                                                                                             ----------------
                           FLORIDA--9.1%
      3,000,000            Florida Local Gov't Financial Auth. for Lake Wales Medical
                           Centers, Series A, 4.50%, 6/27/00...........................             3,000,000
      1,710,000            Orange County IDA for Lake Highland Prep School, 4.40%,
                           10/1/18 (a).................................................             1,710,000
      1,200,000            Port St. Lucie County PCR for Florida Power & Light Project,
                           4.30%, 1/1/26 (a) ..........................................             1,200,000
                                                                                             ----------------
                                                                                                    5,910,000
                                                                                             ----------------
                           GEORGIA--6.7%
      1,485,000            Clayton County Housing MFH for Huntington Woods, 4.30%,
                           1/1/21 (a)..................................................             1,485,000
      2,300,000            Fulton County DAR for Alfred & Adele Davis, 4.35%, 12/1/19
                           (a).........................................................             2,300,000
        557,866            Georgia Municipal Association COP Pool Bd., 4.35%, 12/15/20
                           (a).........................................................               557,866
                                                                                             ----------------
                                                                                                    4,342,866
                                                                                             ----------------
                           HAWAII--1.6%
      1,000,000            Honolulu City & County, Series C, 7.15%, 6/1/10 (b).........             1,010,000
                                                                                             ----------------
                           ILLINOIS--14.8%
      1,600,000            Illinois DFA for Chicago Shakespeare Project, 4.33%, 1/1/19
                           (a).........................................................             1,600,000
      3,000,000            Illinois EFA for Lake Forest Open Lands, 4.25%, 8/1/33
                           (a).........................................................             3,000,000
      1,000,000            Illinois HFAR for Carle Foundation, Series B. 4.15%, 7/1/28
                           (a).........................................................             1,000,000
      2,875,000            Illinois HFAR for Community Hospital Center--C, 4.40%,
                           10/1/15 (a).................................................             2,875,000
        300,000            Illinois HFAR for Swedish Covenant Hospital, 3.90%, 8/15/27
                           (a).........................................................               300,000
        500,000            Illinois HFAR, Series F, 4.15%, 8/1/15 (a)..................               500,000
        300,000            McCook for St. Andrew Society, Class B, 4.45%, 12/1/21
                           (a).........................................................               300,000
                                                                                             ----------------
                                                                                                    9,575,000
                                                                                             ----------------
                           INDIANA--3.2%
      2,045,000            Indiana HFAR for Community Mental Health & Rehab, 4.30%,
                           11/1/20 (a).................................................             2,045,000
                                                                                             ----------------
                           KENTUCKY--6.2%
      3,000,000            Kentucky Asset/Liability, 4.15%, 7/12/00 (b)................             3,000,000
      1,000,000            Kentucky Asset/Liability TRAN, 4.50%, 6/28/00...............             1,000,484
                                                                                             ----------------
                                                                                                    4,000,484
                                                                                             ----------------

                       See notes to financial statements.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (Continued)

   Principal                                                                                   Value
    Amount                 TAX-EXEMPT OBLIGATIONS (Continued)                                 (Note 1)
   ---------               ----------------------------------                                 --------
                           LOUISIANA--3.1%
     $2,000,000            Calcasieu Parish Sales Tax District, 4.45%, 9/1/02 (a)......      $      2,000,000
                                                                                             ----------------
                           MASSACHUSETTS--2.4%
        500,000            Massachusetts Bay Transit Authority, Series B, 7.875%,
                           3/1/21 (b)..................................................               522,845
      1,000,000            Massachusetts HEFA, Series B, 8.00%, 7/1/18 (b).............             1,023,211
                                                                                             ----------------
                                                                                                    1,546,056
                                                                                             ----------------
                           MICHIGAN--7.8%
        500,000            Jackson County EDC for Thrifty Leoni Project, 4.375%,
                           12/1/14 (a).................................................               500,000
      1,000,000            Michigan Job Development Authority for Wyandotte Cort,
                           4.10%, 12/1/09 (a)..........................................             1,000,000
      2,400,000            Michigan State HFAR for Mary Hospital of Livonia, 4.20%,
                           7/1/17 (a)..................................................             2,400,000
      1,155,000            Wayne State University, 4.50%, 11/15/00 (b).................             1,156,660
                                                                                             ----------------
                                                                                                    5,056,660
                                                                                             ----------------
                           MISSISSIPPI--1.5%
      1,000,000            Mississippi Development Bank for Natural Gas, 4.50%, 1/1/01
                           (b).........................................................             1,000,972
                                                                                             ----------------
                           MISSOURI--0.5%
        355,000            Platte IDA for Platte Care, 4.60%, 10/1/10 (a)..............               355,000
                                                                                             ----------------
                           NEVADA--3.4%
      2,200,000            Las Vegas Valley Water District, 3.95%, 6/8/00 (b)..........             2,200,000
                                                                                             ----------------
                           NEW JERSEY--1.1%
        700,000            Bernards Township BAN, 5.15%, 5/18/01.......................               702,565
                                                                                             ----------------
                           NEW YORK--6.3%
      2,500,000            Metropolitan Transportation Authority, 3.95%, 6/8/00 (b)....             2,500,000
      1,000,000            New York City GO, Series A7, 4.30%, 8/1/21 (a)..............             1,000,000
        600,000            New York City GO, Series E5, 4.30%, 8/1/19 (a)..............               600,000
                                                                                             ----------------
                                                                                                    4,100,000
                                                                                             ----------------
                           OHIO--0.8%
        500,000            Sharonville IDA for Edgecomb Metals Inc., 4.25%, 11/1/09
                           (a).........................................................               500,000
                                                                                             ----------------
                           OKLAHOMA--0.8%
        500,000            Oklahoma IDA for Christian College, 4.60%, 7/1/15 (a).......               500,000
                                                                                             ----------------
                           PENNSYLVANIA--8.7%
        500,000            Allegheny County Series C, 6.10%, 9/1/00 (b)................               502,744
        100,000            Allegheny HDA for Children's Hospital Pittsburgh, Series B,
                           4.40%, 12/1/15 (a) .........................................               100,000
        300,000            Clarion County IDA Bonds for Meritcare Project, Series A,
                           4.40%, 12/1/12 (a) .........................................               300,000
        500,000            Delaware Valley Regional Finance Authority, Series D, 4.10%,
                           12/1/20 (a).................................................               500,000
      1,500,000            Lancaster County, 4.38%, 5/1/30 (a).........................             1,500,000
      1,000,000            Pennsylvania GO, 6.60%, 1/1/01 (b)..........................             1,013,424
      1,700,000            Schuylkill County IDA for Northeastern Power, 4.35%, 12/1/22
                           (a).........................................................             1,700,000
                                                                                             ----------------
                                                                                                    5,616,168
                                                                                             ----------------

                       See notes to financial statements.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (Continued)

   Principal                                                                                   Value
    Amount                 TAX-EXEMPT OBLIGATIONS (Continued)                                 (Note 1)
   ---------               ----------------------------------                                 --------
                           RHODE ISLAND--3.1%
     $2,000,000            East Providence TAN, 4.50%, 7/7/00..........................      $      2,000,716
                                                                                             ----------------
                           SOUTH DAKOTA--1.4%
        925,000            South Dakota HEFA for Rapid City Regional Hospital, 5.00%,
                           9/1/00 (b)..................................................               927,476
                                                                                             ----------------
                           TENNESSEE--0.6%
        405,000            Chattanooga HEFA for Baylor School Project, 4.40%, 11/1/16
                           (a).........................................................               405,000
                                                                                             ----------------
                           TEXAS--4.2%
      1,200,000            Harris County IDC for Baytank Houston Project, 4.10%, 2/1/20
                           (a).........................................................             1,200,000
        690,000            Houston Community College, 5.00%, 4/15/01 (b)...............               693,481
        300,000            Midlothian IDC for Box-Crow Cement Co. Project, 4.05%,
                           12/1/09 (a).................................................               300,000
        500,000            Texas Series A TRAN, 4.50%, 8/31/00.........................               500,961
                                                                                             ----------------
                                                                                                    2,694,442
                                                                                             ----------------
                           VIRGINIA--2.5%
        550,000            Newport News MFH for Oxford Project, 4.40%, 11/1/06 (a).....               550,000
      1,100,000            Norfolk IDA for Childrens Hospital Project, 4.40%, 6/1/20
                           (a).........................................................             1,100,000
                                                                                             ----------------
                                                                                                    1,650,000
                                                                                             ----------------
                           WASHINGTON--0.8%
        500,000            Port of Seattle IDC for Douglas Management Corp., 4.45%,
                           12/1/05 (a).................................................               500,000
                                                                                             ----------------
                           WISCONSIN--2.5%
      1,600,000            Green Bay IDA for St. Mary's Holdings, Inc., 4.40%, 11/1/00
                           (a).........................................................             1,600,000
                                                                                             ----------------

                 Total Investments (Cost $67,041,257)........................         103.6%      67,041,257
                 Liabilities, Less Other Assets..............................          (3.6)      (2,317,524)
                                                                                   --------      -----------
                 Net Assets..................................................         100.0%     $64,723,733
                                                                                   ========      ===========
                 Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each
                 Class:
                 48,375,123 shares Class A.................................................            $1.00
                                                                                                 ===========
                 16,348,610 shares Treasurer's Trust.......................................            $1.00
                                                                                                 ===========

-----------------

(a)                     The interest rates, as reported May 31, 2000, are subject to change periodically. The securities are payable on demand
                        and are collateralized by letters of credit, other bank
                        credit agreements or financial guaranty assurance agencies.
(b)                     Securities are collateralized by bank letters of credit or other agreements.

                       See notes to financial statements.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (Continued)

                                    GLOSSARY


Security Type Abbreviations:
BAN                     --         Bond Anticipation Notes
COP                     --         Certificate of Participation
DAR                     --         Development Authority Revenue Bonds
DFA                     --         Development Finance Authority Revenue Bonds
EDC                     --         Economic Development Corporation
EFA                     --         Educational Facilities Authority Revenue Bonds
FGRA                    --         Federal National Mortgage Association ("FNMA")
                                   Adjustable Rate Gold REMIC
FNMA                    --         Federal National Mortgage Association
GNMA                    --         Government National Mortgage Association

GO                      --         General Obligation Bonds
HDA                     --         Hospital Development Authority
HEFA                    --         Health & Education Facilities Authority
HFAR                    --         Health Finance Authority Revenue Bonds
IDA                     --         Industrial Development Authority Revenue Bonds
IDC                     --         Industrial Development Corporation Revenue Bonds
MFH                     --         Multi-family Housing Revenue Bonds
PCR                     --         Pollution Control Revenue
TAN                     --         Tax Anticipation Notes
TRAN                    --         Tax & Revenue Anticipation Notes

                       See notes to financial statements.

                          RESERVE INSTITUTIONAL TRUST
                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2000

                                                                                          U.S.           U.S.        INTERSTATE
                                                                          PRIMARY      GOVERNMENT      TREASURY      TAX-EXEMPT
                                                                       INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                                                           FUND           FUND           FUND           FUND
                                                                       -------------  -------------  -------------  -------------
Interest Income (Note 1).............................................   $24,679,782    $2,135,414      $980,313      $1,759,175
                                                                        -----------    ----------      --------      ----------

Expenses (Note 2)
  Comprehensive fees.................................................     1,073,925        99,516        48,037         117,444
  12b-1 fees (Class C)...............................................       152,058            --            --              --
  Shareholder services fees:
    Class B..........................................................        22,568        16,978            --              --
    Treasurer's Trust................................................       671,456        29,744        67,267         101,840
    Class C..........................................................       152,058            --            --              --
  Other operating expenses...........................................           674           674           674             674
                                                                        -----------    ----------      --------      ----------
    Total Expenses before waivers....................................     2,072,739       146,912       115,978         219,958
    Less: expenses waived............................................            --            --       (76,870)        (20,653)
                                                                        -----------    ----------      --------      ----------
    Net Expenses.....................................................     2,072,739       146,912        39,108         199,305
                                                                        -----------    ----------      --------      ----------

Net Investment Income, representing Net Increase in Net Assets from
  Investment Operations..............................................   $22,607,043    $1,988,502      $941,205      $1,559,870
                                                                        ===========    ==========      ========      ==========

                       See notes to financial statements.

                          RESERVE INSTITUTIONAL TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                U.S.                           U.S.
                                             PRIMARY                         GOVERNMENT                      TREASURY
                                          INSTITUTIONAL                     INSTITUTIONAL                  INSTITUTIONAL
                                              FUND                              FUND                           FUND
                                ---------------------------------   -----------------------------   ---------------------------
                                     Year              Year             Year            Year            Year           Year
                                     Ended             Ended            Ended           Ended          Ended          Ended
                                    May 31,           May 31,          May 31,         May 31,        May 31,        May 31,
                                     2000              1999             2000            1999            2000         1999 (a)
                                ---------------   ---------------   -------------   -------------   ------------   ------------
Increase (Decrease) in Net Assets
From Investment Operations:
  Net investment income.......  $    22,607,043   $     8,723,962   $   1,988,502   $   1,997,803   $    941,205   $    301,406
                                ---------------   ---------------   -------------   -------------   ------------   ------------

Distributions to Shareholders
  From Net Investment Income
  (Note 1):
  Class A.....................       (9,444,752)       (1,858,597)     (1,162,123)     (1,520,574)            --             --
  Class B.....................         (599,849)         (206,486)       (418,749)       (215,653)            --             --
  Treasurer's Trust...........       (9,577,370)       (6,520,952)       (407,630)       (261,576)      (941,205)      (301,406)
  Class C.....................       (2,985,072)         (137,927)             --              --             --             --
                                ---------------   ---------------   -------------   -------------   ------------   ------------
  Total Dividends to
    Shareholders..............      (22,607,043)       (8,723,962)     (1,988,502)     (1,997,803)      (941,205)      (301,406)
                                ---------------   ---------------   -------------   -------------   ------------   ------------

From Capital Share Transactions
  (at net asset value of $1.00 per
  share):
  Net proceeds from sale of
    shares....................    3,866,941,138     1,544,713,374     231,102,585     185,966,100     97,802,140     48,349,768
  Dividends reinvested........       22,607,043         8,723,962       1,988,502       1,997,803        941,205        301,406
  Cost of shares redeemed.....   (3,740,872,518)   (1,447,380,639)   (253,924,124)   (149,132,456)   (94,533,016)   (32,927,080)
                                ---------------   ---------------   -------------   -------------   ------------   ------------
  Net increase (decrease)
    derived from capital share
    transactions and from
    investment operations.....      148,675,663       106,056,697     (20,833,037)     38,831,447      4,210,329     15,724,094

Net Assets:
  Beginning of period.........      292,545,173       186,488,476      47,900,877       9,069,430     15,724,094             --
                                ---------------   ---------------   -------------   -------------   ------------   ------------
  End of period...............  $   441,220,836   $   292,545,173   $  27,067,840   $  47,900,877   $ 19,934,423   $ 15,724,094
                                ===============   ===============   =============   =============   ============   ============

                                         INTERSTATE
                                         TAX-EXEMPT
                                        INSTITUTIONAL
                                            FUND
                                -----------------------------
                                    Year            Year
                                    Ended           Ended
                                   May 31,         May 31,
                                    2000            1999
                                -------------   -------------
Increase (Decrease) in Net Ass
From Investment Operations:
  Net investment income.......  $   1,559,870   $     472,770
                                -------------   -------------
Distributions to Shareholders
  From Net Investment Income
  (Note 1):
  Class A.....................       (663,416)        (52,593)
  Class B.....................             --          (4,840)
  Treasurer's Trust...........       (896,454)       (415,337)
  Class C.....................             --              --
                                -------------   -------------
  Total Dividends to
    Shareholders..............     (1,559,870)       (472,770)
                                -------------   -------------
From Capital Share Transaction
  (at net asset value of $1.00
  share):
  Net proceeds from sale of
    shares....................    241,743,464     102,124,017
  Dividends reinvested........      1,559,870         472,770
  Cost of shares redeemed.....   (213,492,892)    (81,714,432)
                                -------------   -------------
  Net increase (decrease)
    derived from capital share
    transactions and from
    investment operations.....     29,810,442      20,882,355
Net Assets:
  Beginning of period.........     34,913,291      14,030,936
                                -------------   -------------
  End of period...............  $  64,723,733   $  34,913,291
                                =============   =============

-----------------

                  (a)   For the period October 21, 1998 (Commencement of Operations)
                        to May 31, 1999.

                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:
--------------------------------------------------------------------------------

     Reserve Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited, and currently are divided into four series (funds): Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds (collectively the "Funds"). Additionally, each Fund is divided into five classes of shares (Class A, B, Treasurer's Trust, C and D) with similar investment objectives, but with different expense ratios.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. Expenses are allocated based on a Fund's net assets and/or number of shareholder accounts. Those expenses recognized as directly attributable to a specific Fund are charged to that Fund directly.

     F. The Trust may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Funds' Board of Trustees. The Funds' Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Trust's custodian holds the underlying securities subject to repurchase agreements.

(2)  Management Fee and Other Transactions With Affiliates:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI will furnish continuous investment advisory and management services to the Funds.

     RMCI receives a comprehensive management fee of 0.25% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund's total operating expenses are accrued to an annual rate of .25% for Class A, .45% for Class B and .60% for Treasurer's Trust of each Class' average daily net assets, respectively. During the year ended May 31, 2000, RMCI voluntarily waived $76,870 of U.S. Treasury Institutional Fund's total expenses and $20,653 of the Treasurer's Trust Class of Interstate Tax-Exempt Institutional Fund's total expenses.

     Distribution Assistance and Shareholder Services:
     ---------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, each Fund makes payments to firms for distribution assistance and administrative services provided to shareholders of Class C and D at an annual rate of .25% and .50%, respectively. To date, no payments have been made by Class D since it has yet to begin operations. In addition, under the Plan, shareholders of Class B, C, D and Treasurer's Trust may make payments to firms (including
     RMCI) providing shareholder services, including maintaining shareholder accounts, responding to shareholder inquiries and providing certain other services, at an annual rate of .20%, .25%, .25% and .25%, respectively.

(3)  Management's Use of Estimates:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  Composition of Net Assets:
--------------------------------------------------------------------------------
     At May 31, 2000, the composition of each Fund's net assets was as follows:

                                                                                      U.S.             U.S.          Interstate
                                                                    Primary        Government        Treasury        Tax-Exempt
                                                                 Institutional    Institutional    Institutional    Institutional
                                                                     Fund             Fund             Fund             Fund
                                                                 -------------    -------------    -------------    -------------
      Par Value..............................................    $    441,221      $    27,068      $    19,934      $    64,724
      Paid-in-Capital........................................     440,779,615       27,040,772       19,914,489       64,659,009
                                                                 ------------      -----------      -----------      -----------
      Net Assets.............................................    $441,220,836      $27,067,840      $19,934,423      $64,723,733
                                                                 ============      ===========      ===========      ===========

(5)  Capital Share Transactions:
--------------------------------------------------------------------------------
     For the year ended May 31, 2000 and May 31, 1999, the capital share transactions of each Fund was as follows:

                                                                                  Year Ended May 31, 2000
                                                              ---------------------------------------------------------------
                                                                                                Treasurer's
                                                                 Class A          Class B          Trust           Class C
                                                              --------------    -----------    --------------    ------------
      PRIMARY INSTITUTIONAL
      ----------------------------------------------------
      Sold................................................     1,943,164,267     27,677,033     1,566,404,143     329,695,695
      Reinvested..........................................         9,444,752        599,849         9,577,370       2,985,072
      Redeemed............................................    (1,722,819,032)   (23,287,360)   (1,667,671,186)   (327,094,940)
                                                              --------------    -----------    --------------    ------------
      Net Increase (Decrease).............................       229,789,987      4,989,522       (91,689,673)      5,585,827
                                                              ==============    ===========    ==============    ============
      U.S. GOVERNMENT INSTITUTIONAL
      ----------------------------------------------------
      Sold................................................       145,538,884     56,600,025        28,963,676              --
      Reinvested..........................................         1,162,123        418,749           407,630              --
      Redeemed............................................      (171,710,788)   (56,620,461)      (25,592,875)             --
                                                              --------------    -----------    --------------    ------------
      Net Increase (Decrease).............................       (25,009,781)       398,313         3,778,431              --
                                                              ==============    ===========    ==============    ============
      U.S. TREASURY INSTITUTIONAL
      ----------------------------------------------------
      Sold................................................                --             --        97,802,140              --
      Reinvested..........................................                --             --           941,205              --
      Redeemed............................................                --             --       (94,533,016)             --
                                                              --------------    -----------    --------------    ------------
      Net Increase........................................                --             --         4,210,329              --
                                                              ==============    ===========    ==============    ============
      INTERSTATE TAX-EXEMPT INSTITUTIONAL
      ----------------------------------------------------
      Sold................................................        73,400,688             --       168,342,776              --
      Reinvested..........................................           663,416             --           896,454              --
      Redeemed............................................       (36,874,893)            --      (176,617,999)             --
                                                              --------------    -----------    --------------    ------------
      Net Increase (Decrease).............................        37,189,211             --        (7,378,769)             --
                                                              ==============    ===========    ==============    ============

--------------------------------------------------------------------------------

                                                                                    Year Ended May 31, 1999
                                                                   ---------------------------------------------------------
                                                                                                  Treasurer's
                                                                     Class A         Class B         Trust         Class C
                                                                   ------------    -----------    ------------    ----------

      PRIMARY INSTITUTIONAL
      ---------------------------------------------------------
      Sold.....................................................     591,162,085     10,331,062     876,047,357    67,172,870
      Reinvested...............................................       1,858,597        206,486       6,520,952       137,928
      Redeemed.................................................    (521,631,338)   (16,690,430)   (900,188,675)   (8,870,196)
                                                                   ------------    -----------    ------------    ----------
      Net Increase (Decrease)..................................      71,389,344     (6,152,882)    (17,620,366)   58,440,602
                                                                   ============    ===========    ============    ==========
      U.S. GOVERNMENT INSTITUTIONAL
      ---------------------------------------------------------
      Sold.....................................................     122,168,766     32,646,145      31,151,190            --
      Reinvested...............................................       1,520,574        215,653         261,577            --
      Redeemed.................................................     (87,162,348)   (32,230,911)    (29,739,198)           --
                                                                   ------------    -----------    ------------    ----------
      Net Increase.............................................      36,526,992        630,887       1,673,569            --
                                                                   ============    ===========    ============    ==========
      U.S. TREASURY INSTITUTIONAL
      ---------------------------------------------------------
      Sold.....................................................              --             --      48,349,768            --
      Reinvested...............................................              --             --         301,406            --
      Redeemed.................................................              --             --     (32,927,080)           --
                                                                   ------------    -----------    ------------    ----------
      Net Increase.............................................              --             --      15,724,094            --
                                                                   ============    ===========    ============    ==========
      INTERSTATE TAX-EXEMPT INSTITUTIONAL
      ---------------------------------------------------------
      Sold.....................................................      13,573,613        572,192      87,978,212            --
      Reinvested...............................................          52,593          4,840         415,337            --
      Redeemed.................................................      (2,440,294)      (577,032)    (78,697,106)           --
                                                                   ------------    -----------    ------------    ----------
      Net Increase.............................................      11,185,912              0       9,696,443            --
                                                                   ============    ===========    ============    ==========

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated.

                                           Class A                                Class B
                                ------------------------------   -----------------------------------------
                                         Fiscal Year                            Fiscal Year
                                        Ended May 31,                          Ended May 31,
                                ------------------------------   -----------------------------------------
                                  2000       1999     1998(a)      2000       1999       1998     1997(b)
                                --------   --------   --------   --------   --------   --------   --------

PRIMARY INSTITUTIONAL FUND
Net asset value at beginning
  of period...................  $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                -------    -------    -------    -------    -------    -------    -------
Net investment income from
  investment operations.......    .0572      .0509      .0332      .0549      .0488      .0529      .0179
Less dividends from net
  investment income...........   (.0572)    (.0509)    (.0332)    (.0549)    (.0488)    (.0529)    (.0179)
                                -------    -------    -------    -------    -------    -------    -------
Net asset value at end of
  period......................  $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                =======    =======    =======    =======    =======    =======    =======
Total Return..................    5.72%      5.09%      5.49%(d)   5.49%      4.88%      5.29%      4.95%(d)
Ratios/Supplemental Data
Net assets end of period
  (millions)..................  $ 305.6    $  75.8    $   4.4    $   9.2    $   4.2    $  10.4    $   2.0
Ratio of expenses to average
  net assets..................     .25%       .25%       .25%(d)    .48%       .45%       .45%       .50%(d)(e)
Ratio of net investment income
  to average net assets.......    5.69%      4.79%      5.35%(d)   5.29%      4.79%      5.16%      4.81%(d)(e)

                                      Treasurer's Trust                Class C
                                ------------------------------   -------------------
                                         Fiscal Year                 Fiscal Year
                                        Ended May 31,               Ended May 31,
                                ------------------------------   -------------------
                                  2000       1999     1998(c)      2000     1999(f)
                                --------   --------   --------   --------   --------
PRIMARY INSTITUTIONAL FUND
Net asset value at beginning
  of period...................  $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                -------    -------    -------    -------    -------
Net investment income from
  investment operations.......    .0532      .0470      .0322      .0516      .0036
Less dividends from net
  investment income...........   (.0532)    (.0470)    (.0322)    (.0516)    (.0036)
                                -------    -------    -------    -------    -------
Net asset value at end of
  period......................  $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                =======    =======    =======    =======    =======
Total Return..................    5.32%      4.70%      5.13%(d)   5.16%      4.11%
Ratios/Supplemental Data
Net assets end of period
  (millions)..................  $  62.4    $ 154.1    $ 171.7    $  64.0    $  58.4
Ratio of expenses to average
  net assets..................     .60%       .60%       .60%(d)    .75%       .75%(d)
Ratio of net investment income
  to average net assets.......    4.99%      4.59%      5.00%(d)   4.91%      4.12%(d)

---------------

(a)  From October 23, 1997 (Commencement of Operations) to May 31, 1998.
(b)  From January 21, 1997 (Commencement of Operations) to May 31, 1997.
(c)  From October 15, 1997 (Commencement of Operations) to May 31, 1998.
(d)  Annualized.
(e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period ended May 31, 1997.
(f)  From April 30, 1999 (Commencement of Operations) to May 31, 1999.

                                    Class A                         Class B                           Treasurer's Trust
                             ----------------------   ------------------------------------   ------------------------------------
                             Fiscal Year    Period    Fiscal Year   Fiscal Year    Period    Fiscal Year   Fiscal Year    Period
                                Ended       Ended        Ended         Ended       Ended        Ended         Ended       Ended
                               May 31,     May 31,      May 31,       May 31,     May 31,      May 31,       May 31,     May 31,
                                2000       1999(a)       2000          1999       1998(b)       2000          1999       1998(c)
                             -----------   --------   -----------   -----------   --------   -----------   -----------   --------
U.S. GOVERNMENT
  INSTITUTIONAL FUND
Net asset value at
  beginning of period......    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                               -------     -------      -------       -------     -------      -------       -------     -------
Net investment income from
  investment operations....      .0542       .0228        .0520         .0471       .0364        .0503         .0455       .0036
Less dividends from net
  investment income........     (.0542)     (.0228)      (.0520)       (.0471)     (.0364)      (.0503)       (.0455)     (.0036)
                               -------     -------      -------       -------     -------      -------       -------     -------
Net asset value at end of
  period...................    $1.0000     $1.0000      $1.0000       $1.0000     $1.0000      $1.0000       $1.0000     $1.0000
                               =======     =======      =======       =======     =======      =======       =======     =======
Total Return...............      5.42%       4.60%(d)     5.20%         4.71%       5.13%        5.03%         4.55%       4.85%(d)
Ratios/Supplemental Data
Net assets end of period
  (millions)...............    $  11.5     $  36.5      $   6.8       $   6.4     $   5.8      $   8.7       $   4.9     $   3.3
Ratio of expenses to
  average net assets.......       .25%        .25%(d)      .45%          .45%        .45%(d)      .60%          .60%        .60%(d)
Ratio of net investment
  income to average
  net assets...............      5.08%       4.55%(d)     4.94%         4.70%       5.00%(d)     4.80%         4.42%       4.73%(d)

---------------

(a)  From December 2, 1998 (Commencement of Operations) to May 31, 1999.
(b)  From September 15, 1997 (Commencement of Operations) to May 31, 1998.
(c)  From May 5, 1998 (Commencement of Operations) to May 31, 1998.
(d)  Annualized.

                                                   Treasurer's Trust
                                          -----------------------------------
                                            Fiscal Year       Fiscal Year
                                               Ended             Ended
                                           May 31, 2000     May 31, 1999(a)
                                          ---------------  ------------------
U.S. TREASURY INSTITUTIONAL FUND
Net asset value at beginning of
  period................................      $1.0000           $1.0000
                                              -------           -------
Net investment income from investment
  operations............................        .0512             .0245
Less dividends from net investment
  income................................       (.0512)           (.0245)
                                              -------           -------
Net asset value at end of period........      $1.0000           $1.0000
                                              =======           =======
Total Return............................        5.12%             4.03%(b)
Ratios/Supplemental Data
Net assets end of period (millions).....      $  19.9           $  15.7
Ratio of expenses to average net
  assets................................         .60%              .60%(b,c)
Ratio of net investment income to
  average net assets....................        4.50%(c)          3.66%(b,c)

---------------

(a)  From October 21, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c) During the years ended May 31, 1999 and May 31, 2000, RMCI voluntarily waived a portion of its fees. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income for the years ended May 31, 1999 and May 31, 2000, amounted to .24% and .20%, respectively and 4.02% and 4.90%, respectively.

                                   Class A           Class B             Treasurer's Trust
                           -----------------------  ----------  ------------------------------------
                           Fiscal Year    Period      Period    Fiscal Year  Fiscal Year    Period
                              Ended       Ended       Ended        Ended        Ended       Ended
                             May 31,     May 31,     May 31,      May 31,      May 31,     May 31,
                              2000       1999(a)     1999(d)       2000         1999       1998(b)
                           -----------  ----------  ----------  -----------  -----------  ----------
INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
Net asset value at
  beginning of period....    $1.0000     $1.0000     $1.0000      $1.0000      $1.0000     $1.0000
                             -------     -------     -------      -------      -------     -------
Net investment income
  form investment
  operations.............      .0353       .0175       .0101        .0320        .0284       .0018
Less dividends from net
  investment income......     (.0353)     (.0175)     (.0101)      (.0320)      (.0284)     (.0018)
                             -------     -------     -------      -------      -------     -------
Net asset value at end of
  period.................    $1.0000     $1.0000     $1.0000      $1.0000      $1.0000     $1.0000
                             =======     =======     =======      =======      =======     =======
Total Return.............      3.53%       3.06%(c)    3.12%(c)     3.20%        2.84%       3.39%(c)
Ratios/Supplemental Data
Net assets end of period
  (millions).............    $  48.4     $  11.2          --      $  16.3      $  23.7     $  14.0
Ratio of expenses to
  average net assets.....       .25%        .25%(c)     .45%(c)      .60%(e)      .60%        .60%(c)
Ratio of net investment
  income to average net
  assets.................      3.71%       3.13%(c)    3.04%(c)     3.01%(e)     2.79%       3.33%(c)

---------------

(a)  From November 3, 1998 (Commencement of Operations) to May 31, 1999.
(b)  From May 13, 1998 (Commencement of Operations) to May 31, 1998.
(c)  Annualized.
(d) From August 4, 1998 (Commencement of Operations) to December 31, 1998 (the final redemption of all outstanding shares).
(e) During the year ended May 31, 2000, RMCI voluntarily waived a portion of its fee. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .53% and 3.08%.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and the Board of Trustees of The Reserve Institutional
Trust:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of The Reserve Institutional Trust (comprising, respectively, the Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate Tax-Exempt Institutional Funds (the "Funds") at May 31, 2000, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 15, 2000